Impairment of Jaguar Land Rover Business (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Summary of Impairment of Jaguar Land Rover Business

The approach and key (unobservable) assumptions used to determine the CGU’s VIU were as follows:

	As at March 31,
	2019	2018
Growth rate applied beyond approved forecast period	1.9%	2.0%
Pre-tax discount rate	11.8%	8.7%

 The resulting impairment allocation is as follows:

As at March 31, 2019
(in millions)
Property, plant and equipment	108,570.1
Capital work-in-progress	16,560.8
Goodwill	81.1
Other intangible assets	101,873.4
Intangible assets under development	51,293.7

Total	278,379.1

Sensitivity to key assumptions

The change in the following table to assumptions used in the impairment review would, in isolation, lead to an increase to the aggregate impairment loss recognized as at March 31, 2019 (although it should be noted that these sensitivities do not take account of potential mitigating actions):

As at March 31, 2019
In millions
Increase in discount rate by 1%	100,828.7
Decrease in long-term growth rate applied beyond approved forecast period by 0.5%	43,716.6
Decrease in projected volume by 5%	388,923.7
Decrease in projected gross margin by 1%	188,986.0